Other Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Other Liabilities, Current [Abstract]
Other Current Liabilities
Note 8. Other Current Liabilities
Other current liabilities consists of the following:

	September 30,	December 31,
(Amounts in thousands)	2021	2020
2021 LC Debt Facility (See Note 16)	$349,694	$—
Refunds payable to former members	37,859	35,761
Current portion of long-term debt (See Note 10)	32,520	13,114
Current portion of acquisition holdbacks	—	1,593
IndiaCo Forward Liability (See Note 6)	—	7,907
Other current liabilities	16,973	25,380

Total other current liabilities	$437,046	$83,755

Note 13. Other Current Liabilities
Other current liabilities consists of the following:

	December 31,
(Amounts in thousands)	2020	2019
Current portion of acquisition holdbacks	$1,593	$43,246
Contingent consideration relating to acquisitions payable in stock (See Note 7)	—	445
Current portion of long-term debt (See Note 15)	13,114	2,862
2020 Tender Offer (See Note 22)	—	123,409
Refunds payable to former members	35,761	20,675
IndiaCo Forward Liability (See Note 11)	7,907	—
Other current liabilities	25,380	28,183

Total other current liabilities	$83,755	$218,820